INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	$ 9,080,483	$ 8,260,866
Deferred tax liabilities	3,354,302	2,096,593
UNRECOGNIZED DEFERRED INCOME TAX ASSET	5,726,181	6,170,273
Operating Losses Carried Forward [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	8,181,149	7,153,971
Share issuance costs [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	485,410	703,456
Other items [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax assets	413,924	403,439
Mineral property interests [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax liabilities	3,351,389	1,999,946
Marketable securities [Member]
Disclosure Of Deferred Income Tax Line Items
Deferred tax liabilities	$ 2,913	$ 96,647